Financial liabilities on funding arrangements - Narrative (Details) £ in Thousands, $ in Millions	12 Months Ended
	Jan. 31, 2018 GBP (£)	Jan. 31, 2017 GBP (£)	Jan. 31, 2016 GBP (£)	Jan. 31, 2018 USD ($)
Disclosure of financial liabilities [line items]
Derecognition of financial liabilities – Other operating income	£ 908	£ 0
Estimated financial liabilities on funding arrangements	3,090	5,919	£ 5,034
Derecognition of financial liabilities – Finance income	£ 3,085	£ 0	£ 0
Bottom of range
Disclosure of financial liabilities [line items]
Discount factors	16.00%			16.00%
Top of range
Disclosure of financial liabilities [line items]
Discount factors	18.00%			18.00%
Specified Regulatory Milestones
Disclosure of financial liabilities [line items]
Estimated financial liabilities on funding arrangements | $				$ 2.5